SBA Loan Payable (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jul. 12, 2023	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 21, 2025	May 19, 2025	May 06, 2025	Apr. 25, 2020
SBA Loan Payable (Details) [Line Items]
Original principal amount							$ 105,000	$ 76,500	$ 26,250
Bears interest rate									120.00%
Total principal and interest on loan amount	$ 467,117	$ 907
Debt instrument, periodic payment	2,595
Gain on restructure of debt in the amount		(101,733)	$ (250,977)	$ (646,653)	$ 0
Notes payable				639,416	548,137
Balance		363,216		367,801	393,761
PPP Loan [Member]
SBA Loan Payable (Details) [Line Items]
Original principal amount										$ 460,400
Bears interest rate						1.00%				1.00%
Total principal and interest on loan amount	467,117			3,845	4,128
Debt instrument, periodic payment	$ 2,595
Gain on restructure of debt in the amount						$ 40,622
Notes payable						$ 433,343
Principal payments		$ 4,585		25,960	$ 28,027
Balance				$ 367,801